DERIVATIVE WARRANT LIABILITIES	12 Months Ended
Dec. 31, 2023
Temporary Equity Disclosure [Abstract]
DERIVATIVE WARRANT LIABILITIES
11. DERIVATIVE WARRANT LIABILITIES
As of December 31, 2023, the Company had 14.9 million warrants outstanding, including: (a) 8.6 million Public Warrants and (b) 6.3 million Private Placement Warrants issued to XPDI Sponsor LLC (“Sponsor”) and certain institutional investors (“Anchor Investors”). All of these warrants were cancelled without any payment therefore pursuant to the Plan of Reorganization.
Prior to the warrants’ cancellation under the Plan of Reorganization, each Public Warrant and Private Placement Warrant were exercisable 30 days following the Closing Date of the XPDI Merger for one share of common stock at an exercise price of $11.50 per share for the five years from the Closing Date (January 19, 2027).
Redemption of Private Placement Warrants
The Private Placement Warrants were also cancelled without payment pursuant to the Plan of Reorganization. The terms of redemption of the Private Placement Warrants were identical in all respects to those for the Public Warrants except that, so long as they are held by the Sponsor, Anchor Investors or their permitted transferees they were not redeemable, except when the price per share of common stock equaled or exceeded $10.00. If the Private Placement Warrants were held by someone other than the Sponsor, the Anchor Investors or their respective permitted transferees, the Private Placement Warrants were redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
Effect of Chapter 11 Filing
As discussed in Note 3 - Chapter 11 Filing and Other Related Matters, liabilities that may be affected by the Plan of Reorganization must be classified as liabilities subject to compromise at the amounts expected to be allowed by the Bankruptcy Court. The warrants were classified as liabilities subject to compromise at their expected allowed amount of zero as of December 31, 2023 and 2022. Their fair value of $0.3 million was derecognized as a gain in Reorganization items, net in the Company’s Consolidated Statements of Operations for the year ended December 31, 2022.